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                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                PRIMELITE III/SM/

                       SUPPLEMENT DATED DECEMBER 27, 2007
           TO THE PROSPECTUSES DATED APRIL 30, 2007 (AS SUPPLEMENTED)

MetLife Investors USA Insurance Company and First MetLife Insurance Company (each referred to as the "Company") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. The Replacement Funds are portfolios of the Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an investment option under your contract, such Replacement Fund will be added as an investment option on or before the date of the substitution. Please retain this supplement and keep it with the prospectus.

To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of contract owners. The Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and it will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about April 28, 2008.

The proposed substitutions and respective advisers and/or sub-advisers for the contract are:

EXISTING FUND AND CURRENT ADVISER                                REPLACEMENT FUND AND SUB-ADVISER
Van Kampen Life Investment Trust - Van Kampen LIT                Metropolitan Series Fund, Inc. - Jennison
-------------------------------------------------                -----------------------------------------
Strategic Growth Portfolio (Class II)                      -->   Growth Portfolio (Class B)
-------------------------------------                            --------------------------
Van Kampen Asset Management                                      Jennison Associates LLC

Alliance Bernstein Variable Products Series Fund, Inc. -         Metropolitan Series Fund, Inc. - T. Rowe
--------------------------------------------------------         -----------------------------------------
AllianceBernstein Large Cap Growth Portfolio (Class B)     -->   Price Large Cap Growth Portfolio (Class B)
------------------------------------------------------           ------------------------------------------
AllianceBernstein L.P.                                           T. Rowe Price Associates, Inc.

Please note that:

     . No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitutions.

     . The elections you have on file for allocating your account value, purchase payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

                                                                 SUPP-SUBPEIII07

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     .    You may transfer amounts in your contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by contract owners or agents of contract owners.

     . If you make one transfer from the above Existing Fund into one or more other subaccounts before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     . On the effective date of the substitutions, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     .    There will be no tax consequences to you.

In connection with the substitution, we will send you a prospectus for the Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Distributor:
MetLife Investors Distribution Company
5 Park Plaza, Suite 1900
Irvine, CA 92614

PrimElite III is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.

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